TRADE ACCOUNTS RECEIVABLE - Rollforward of the expected credit losses (Details) - Trade accounts receivable - BRL (R$) R$ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Rollforward of the expected credit losses
Beginning balance	R$ (34,763)	R$ (41,889)
Addition	(2,270)	(2,547)
Reversal	182	3,184
Write-off	3,533	7,078
Exchange rate variation	(629)	589
Ending balance	R$ (32,689)	R$ (34,763)